Taxes (Table)	12 Months Ended
Mar. 31, 2026
Taxes [Abstract]
Schedule of Taxation in Statements of Income

Taxation in the statements of income represents:

	Years ended March 31,
	2026	2025	2024
	US$	US$	US$
Hong Kong profits tax provision for the year:
Current	88,131	101,209	119,274
Deferred	67,983	134,873	62,477
Total income tax expenses	156,114	236,082	181,751

Schedule of Effective Income Tax Rate

A reconciliation of the provision for income taxes determined at the Hong Kong statutory income tax rate to the Company’s effective income tax rate is as follows:

	Years ended March 31,
	2026	2025	2024
	%	%	%
Statutory tax rate of British Virgin Islands	0.0	0.0	0.0
Hong Kong tax rate	16.5	16.5	16.5
Permanent difference	117.2	1.3	3.3
Tax concession (Note 1)	(16.7)	(1.4)	(1.7)
Effective tax rate	117.0	16.4	18.1

Schedule of Deferred Tax Assets

The following table sets forth the significant components of the deferred tax assets of the Company:

	As of March 31,
	2026	2025
	US$	US$
Deferred tax assets:
Difference in depreciation basis for property and equipment
Opening balances	26,179	44,178
Addition	2,416	10,388
Utilized during the year	(23,021)	(28,619)
Exchange realignment	(107)	232
Ending balances	5,467	26,179

Net operating losses
Opening balances	51,114	166,966
Utilized during the year	(47,378)	(116,642)
Exchange realignment	(172)	790
Ending balances	3,564	51,114
Total ending balances	9,031	77,293
Less: valuation allowance	—	—
Total deferred tax assets, net	9,031	77,293